Income taxes (Summary of valuation allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Valuation allowance at beginning of period	$ 127,361	$ 72,000
(Decrease) increase of allowance to income tax provision	(22,503)	55,361
Valuation allowance at end of period	$ 104,858	$ 127,361